Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Noncurrent Liabilities [Abstract]
Long-term debt table

	2018	2017

Unsecured debentures
Series D - 5.67% debentures due September 2, 2019 [note 26]	$499,599	$499,020
Series E - 3.75% debentures due November 14, 2022	398,873	398,604
Series F - 5.09% debentures due November 14, 2042	99,286	99,271
Series G - 4.19% debentures due June 24, 2024	497,913	497,576
	1,495,671	1,494,471
Less current portion	(499,599)	-

Total	$996,072	$1,494,471

The table below represents currently scheduled maturities of long-term debt:

2019	2020	2021	2022	2023	Thereafter	Total

$499,599	-	-	398,873	-	597,199	$1,495,671